Inventories	6 Months Ended
Jun. 30, 2021
Inventories
Inventories
7.	Inventories

	As of
	June 30,	December 31,
(in thousands of $)	2021	2020
Raw materials and consumables	$41,230	$18,608
Inventories in process	17,987	6,587
Finished goods	—	—
Total inventories	$59,217	$25,195

On June 30, 2021, inventories amounted to $59.2 million and related to pre-launch efgartigimod-inventory, capitalized subsequent to the announcement of the topline data from the pivotal Adapt trial of efgartigimod. For the six months ended June 30, 2021, $5.1 million was used in research and development activities.